Investment Risks - Leverage Risk [Member]	Jun. 23, 2025
NestYield Total Return Guard ETF
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. As part of its principal investment strategies, the Fund invests in options contracts. Use of options contracts provides the economic effect of financial leverage by creating additional investment exposure to the underlying asset, as well as the potential for greater loss. Using leverage through investment in options contracts creates a risk of accelerated and significant losses relative to a fund that does not use leverage. The net asset value of the Fund while employing leverage will be more volatile and sensitive to market movements.

NestYield Dynamic Income ETF
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. As part of its principal investment strategies, the Fund invests in options contracts. Use of options contracts provides the economic effect of financial leverage by creating additional investment exposure to the underlying asset, as well as the potential for greater loss. Using leverage through investment in options contracts creates a risk of accelerated and significant losses relative to a fund that does not use leverage. The net asset value of the Fund while employing leverage will be more volatile and sensitive to market movements.

NestYield Visionary ETF
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. As part of its principal investment strategies, the Fund invests in options contracts. Use of options contracts provides the economic effect of financial leverage by creating additional investment exposure to the underlying asset, as well as the potential for greater loss. Using leverage through investment in options contracts creates a risk of accelerated and significant losses relative to a fund that does not use leverage. The net asset value of the Fund while employing leverage will be more volatile and sensitive to market movements.